UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21162

Name of Fund: Merrill Lynch Core Principal Protected Fund
              Merrill Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Core Principal Protected Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/03

Date of reporting period: 11/01/02 - 04/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
April 30, 2003

Merrill Lynch
Core Principal
Protected Fund

www.mlim.ml.com

Merrill Lynch Core Principal Protected Fund

DEAR SHAREHOLDER

We are pleased to provide to you this first semi-annual report to shareholders for Merrill Lynch Core Principal Protected Fund. During the Guarantee Period, the Fund will seek long-term capital growth to the extent permitted by a strategy that seeks to use investments in equity securities and U.S. Treasury bonds, including zero coupon bonds, and other fixed income instruments, to protect the original principal value of the Fund (less sales charges, redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date. The Guarantee Period will run from the Fund's commencement of operations (February 28, 2003) through and including the same date seven years later (February 28, 2010). In this and future reports to shareholders, we will provide information on the Fund's performance and discuss our investment strategy.

Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There were no changes to the Class B or Class C share class labels. Trading symbols have not been changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Since inception (February 28, 2003) through April 30, 2003, Merrill Lynch Core Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +2.00%, +1.90%, +1.90% and +2.00%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) The Fund's asset allocation as of April 30, 2003 was 41.9% in equities and 58.1% in fixed income securities. We use a mathematical formula to determine the allocation between these two components.

The equity portion of the Portfolio invests primarily in a diversified portfolio of large cap companies that Fund management selects from among the securities found in the Russell 1000 Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Within the equity component of the Portfolio, our overweight and stock selection in the consumer staples area was the largest contributor to performance since inception. Poor stock selection in information technology and telecommunication services had a negative impact on performance. At the individual stock level, significant contributors to performance included CheckFree Corp., Countrywide Credit Industries, Inc. and The Ryland Group, Inc. The Portfolio also benefited from an underweight position in Altria Group Inc. (formerly Philip Morris Companies Inc.). Detractors to performance included Valero Energy Corporation, J.C. Penney Company, Inc., Sprint Corp. (PCS Group) and BMC Software, Inc. Our largest equity purchases since inception included J.P. Morgan Chase & Co., First Data Corporation, Marathon Oil Corporation and Valero Energy Corporation, while our largest equity sales included The Procter & Gamble Company, Safeco Corporation, AutoZone, Inc., Sara Lee Corporation and Ross Stores, Inc.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

The fixed income component of the Portfolio was invested in U.S. Treasury zero coupon bonds set to mature close to the expiration of the Fund. The allocation between the equity and bond components varied over the period, with the equity allocation ranging from 30.4% of net assets to 42.4% and the fixed income allocation ranging from 57.6% to 69.6% as we saw interest rates change in a somewhat volatile market.

During the course of the period, within the equity component of the Portfolio we increased our investments relative to the Fund's equity benchmark, the Russell 1000(R) Index, in technology, health care and telecommunication services and reduced our holdings in materials, consumer staples and consumer discretionary. The Portfolio's largest overweights were in information technology, health care and consumer discretionary, while our largest underweights were in consumer staples, utilities and financials. We are positioned for an improvement in economic activity, continued positive earnings comparisons, and an eventual uptick in interest rates. We attempt to own companies that we believe have improving earnings momentum, a high probability of positive earnings surprises, and reasonable valuations.

Economic Environment

To provide a larger context in which to view the portfolio, it is important to understand that the economy has suffered a sharp loss of confidence this year. The Conference Board survey showed that employment conditions are at risk of deteriorating. Although new unemployment claims have not surged, jobs are still seen as hard to get, indicating that new job creation is still weak. The risk is that a new round of layoffs and investment cutbacks will occur if the business sector sees final demand slipping. Consumption has slowed in the past two months, partly owing to bad weather, but also because confidence was hit by the deterioration in the geopolitical backdrop and energy price crunch. While there has been a modest drop in oil and natural gas prices recently, the relief is not sufficient to offset renewed concerns about employment.

Treasury securities remain overvalued, but are likely to remain so until economic expectations stabilize and deflation fears ease. The Federal Reserve Board is going to continue to focus on trying to boost the economy and will not contemplate shifting from this stance until well after the economy has strengthened. Corporate bonds have weathered a difficult economic patch in recent months, underscoring the power of good value and improving corporate balance sheets.

The Standard & Poor's 500 Index is roughly in the middle of its trading range (800 - 950), and we remain hopeful that a test of the upper end will develop. A break to the upside would likely occur if the economy and corporate earnings improve in a sustainable fashion. While profits have managed to do a bit better than expected, some of this has been driven by cutbacks in investment and labor, which have been economically bearish. Continued strong productivity growth helped to contain unit labor costs, while pricing power improved a bit. Profits likely suffered a setback in the first quarter given the spike in energy costs and softness in overall demand. The budding stability in pricing power will be in jeopardy unless demand growth re-accelerates. The profit environment will remain tough, but the corporate sector is still focused on boosting the bottom line, raising the hope that better times loom once the drag from the war lifts and oil prices correct further. Investors need to believe that corporate profits will rise in a self-reinforcing fashion before they will shift funds into equities, particularly given the lack of great value in the market. It could be a few months before the economic data clarifies whether the economy is still on a recovery track or has been delayed or derailed. Until then, equities are likely to remain trendless. While other investments are not offering much competition to stocks, investors also have lost considerable capital in the equity market since March 2000, and will remain leery, absent clear evidence that the world economy is healing.

The bottom line is that the economy has taken a hard blow this year, but it is not yet down for the count. If the economy does not revive soon, then hopes for another equity upleg are likely to be dashed. Worse, equities could break below their October 2002 low if the economy falters. Investors are already deeply pessimistic and monetary policy will stay highly reflationary, but these conditions are not sufficient to spur a bull market in the absence of stronger earnings. Importantly, investors and the business sector need greater confidence and rising hopes for a more profitable future in order to take risks. The energy market and geopolitical backdrop have punished risk-taking and only these factors can help restore some vitality.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

In Conclusion

We appreciate your investment in Merrill Lynch Core Principal Protected Fund, and we look forward to serving your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and Portfolio Manager

May 27, 2003

--------------------------------------------------------------------------------
If you would like a copy, free of charge, of the most recent annual or quarterly report of Ambac Assurance Corporation, the Guarantor; please contact the Fund at
                                1-800-MER-FUND.
--------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

PERFORMANCE DATA (concluded)

Aggregate Total Return

                                               % Return Without   % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (2/28/03)
through 4/30/03                                      +2.00%         - 3.36%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return        % Return
                                                  Without CDSC    With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (2/28/03)
through 4/30/03                                      +1.90%         - 2.10%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                    % Return        % Return
                                                  Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (2/28/03)
through 4/30/03                                      +1.90%          +0.90%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class I Shares*
================================================================================
Inception (2/28/03)
through 4/30/03                                      +2.00%         - 3.36%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Recent Performance Results

                                                                 Since Inception
As of April 30, 2003                                              Total Return
================================================================================
ML Core Principal Protected Fund Class A Shares*                      +2.00%
--------------------------------------------------------------------------------
ML Core Principal Protected Fund Class B Shares*                      +1.90
--------------------------------------------------------------------------------
ML Core Principal Protected Fund Class C Shares*                      +1.90
--------------------------------------------------------------------------------
ML Core Principal Protected Fund Class I Shares*                      +2.00
================================================================================
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 2/28/03.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

FINANCIAL INFORMATION

                                     Merrill Lynch Core Principal Protected Fund

Statement of Net Assets as of April 30, 2003

Assets:              Investment in Master Large Cap Core Portfolio, at value
                     (identified cost--$115,181,064) ...................................                    $123,571,155
                     Investment in U.S. Treasury STRIPS, 3.46% due 2/15/2010
                     (face amount--$196,900,000; identified cost--$156,000,162) ........                     154,439,500
                                                                                                            ------------
                     Total assets ......................................................                     278,010,655
                                                                                                            ------------
========================================================================================================================
Liabilities:         Payables:
                        Distributor ....................................................    $   200,690
                        Financial warranty fee .........................................        140,683
                        Investment adviser .............................................        100,480
                        Other affiliates ...............................................         44,745          486,598
                                                                                            -----------

                     Accrued expenses ..................................................                         110,678
                                                                                                            ------------
                     Total liabilities .................................................                         597,276
                                                                                                            ------------
========================================================================================================================
Net Assets:          Net Assets ........................................................                    $277,413,379
                                                                                                            ============
========================================================================================================================
Net Assets           Class A Shares of Common Stock, $.10 par value, unlimited number of
Consist of:          shares authorized .................................................                    $    195,135
                     Class B Shares of Common Stock, $.10 par value, unlimited number of
                     shares authorized .................................................                       1,357,058
                     Class C Shares of Common Stock, $.10 par value, unlimited number of
                     shares authorized .................................................                       1,023,505
                     Class I Shares of Common Stock, $.10 par value, unlimited number of
                     shares authorized .................................................                         147,355
                     Paid-in capital in excess of par ..................................                     269,581,928
                     Accumulated investment loss--net ..................................    $   (74,905)
                     Accumulated realized capital losses on investments and from the
                     Portfolio--net ....................................................     (1,646,126)
                     Unrealized appreciation on investments and from the Portfolio--net       6,829,429
                                                                                            -----------

                     Total accumulated earnings--net ...................................                       5,108,398
                                                                                                            ------------
                     Net assets ........................................................                    $277,413,379
                                                                                                            ============
========================================================================================================================
Net Asset Value:     Class A--Based on net assets of $19,901,393 and 1,951,350 shares
                     outstanding .......................................................                    $      10.20
                                                                                                            ============
                     Class B--Based on net assets of $138,226,041 and 13,570,577 shares
                     outstanding .......................................................                    $      10.19
                                                                                                            ============
                     Class C--Based on net assets of $104,250,990 and 10,235,054 shares
                     outstanding .......................................................                    $      10.19
                                                                                                            ============
                     Class I--Based on net assets of $15,034,955 and 1,473,549 shares
                     outstanding .......................................................                    $      10.20
                                                                                                            ============
========================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

                                     Merrill Lynch Core Principal Protected Fund

Statement of Operations for the Period February 28, 2003+ to April 30, 2003

Investment           Interest ..........................................................                    $  1,021,954
Income:              Net investment income allocated from the Portfolio:
                        Dividends (net of $227 foreign withholding tax) ................                         138,785
                        Interest .......................................................                           1,785
                        Securities lending--net ........................................                           2,005
                        Expenses .......................................................                         (93,776)
                                                                                                            ------------
                     Total income and net investment income from the Portfolio .........                       1,070,753
                                                                                                            ------------
========================================================================================================================
Expenses:            Investment advisory fees ..........................................    $   348,670
                     Financial warranty fee ............................................        290,558
                     Account maintenance and distribution fees--Class B ................        231,354
                     Account maintenance and distribution fees--Class C ................        174,670
                     Offering costs ....................................................         88,618
                     Transfer agent fees--Class B ......................................         20,420
                     Transfer agent fees--Class C ......................................         15,624
                     Accounting services ...............................................         15,229
                     Professional fees .................................................         11,567
                     Account maintenance fees--Class A .................................          8,354
                     Registration fees .................................................          5,619
                     Printing and shareholder reports ..................................          5,617
                     Trustees' fees and expenses .......................................          5,121
                     Transfer agent fees--Class A ......................................          2,583
                     Transfer agent fees--Class I ......................................          1,967
                     Custodian fees ....................................................          1,460
                     Pricing fees ......................................................            704
                     Other .............................................................          2,718
                                                                                            -----------
                     Total expenses before waiver ......................................      1,230,853
                     Waiver of expenses ................................................        (85,195)
                                                                                            -----------
                     Total expenses after waiver .......................................                       1,145,658
                                                                                                            ------------
                     Investment loss--net ..............................................                         (74,905)
                                                                                                            ------------
========================================================================================================================
Realized &           Realized loss from:
Unrealized Gain         Investments--net ...............................................       (515,007)
(Loss) on               The Portfolio--net .............................................     (1,131,119)      (1,646,126)
Investments and                                                                             -----------
from The             Unrealized appreciation/depreciation:
Portfolio--Net:         Investments--net ...............................................     (1,560,662)
                        The Portfolio--net .............................................      8,390,091        6,829,429
                                                                                            -----------     ------------
                     Total realized and unrealized gain on investments and from
                     the Portfolio--net ................................................                       5,183,303
                                                                                                            ------------
                     Net Increase in Net Assets Resulting from Operations ..............                    $  5,108,398
                                                                                                            ============
========================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

                                     Merrill Lynch Core Principal Protected Fund

Statement of Changes in Net Assets

                                                                                                       For the Period
                                                                                                        February 28,
                                                                                                          2003+ to
Increase (Decrease) in Net Assets:                                                                     April 30, 2003
=====================================================================================================================
Operations:          Investment loss--net ..........................................................    $     (74,905)
                     Realized loss on investments and from the Portfolio--net ......................       (1,646,126)
                     Unrealized appreciation/depreciation on investments and from the Portfolio--net        6,829,429
                                                                                                        -------------
                     Net increase in net assets resulting from operations ..........................        5,108,398
                                                                                                        -------------
=====================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions ............      272,304,881
Transactions:                                                                                           -------------
=====================================================================================================================
Net Assets:          Total increase in net assets ..................................................      277,413,279
                     Beginning of period ...........................................................              100
                                                                                                        -------------
                     End of period* ................................................................    $ 277,413,379
                                                                                                        =============
=====================================================================================================================
                   * Accumulated investment loss--net ..............................................    $     (74,905)
                                                                                                        =============
=====================================================================================================================

+     Commencement of operations.

            See Notes to Financial Statements.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

FINANCIAL INFORMATION (concluded)

                                     Merrill Lynch Core Principal Protected Fund

Financial Highlights

The following per share data and ratios have been derived                           For the Period February 28, 2003+ to
from information provided in the financial statements.                                        April 30, 2003
                                                                             --------------------------------------------------
Increase (Decrease) in Net Asset Value:                                       Class A*     Class B       Class C      Class I*
===============================================================================================================================
Per Share            Net asset value, beginning of period ..............     $   10.00    $   10.00     $   10.00     $   10.00
Operating                                                                    ---------    ---------     ---------     ---------
Performance:         Investment income (loss)--net .....................           .01         --@@          --@@           .01
                     Realized and unrealized gain on investments
                     and from the Portfolio--net .......................           .19          .19           .19           .19
                                                                             ---------    ---------     ---------     ---------
                     Total from investment operations ..................           .20          .19           .19           .20
                                                                             ---------    ---------     ---------     ---------
                     Net asset value, end of period ....................     $   10.20    $   10.19     $   10.19     $   10.20
                                                                             =========    =========     =========     =========
===============================================================================================================================
Total Investment     Based on net asset value per share ................        2.00%@       1.90%@        1.90%@        2.00%@
Return:***                                                                   =========    =========     =========     =========
===============================================================================================================================
Ratios to Average    Expenses, net of waiver++ .........................          2.01%**      2.78%**       2.78%**       1.76%**
Net Assets:                                                                  =========    =========     =========     =========
                     Expenses++ ........................................          2.20%**      2.96%**       2.96%**       1.95%**
                                                                             =========    =========     =========     =========
                     Investment income (loss)--net .....................           .49%**      (.27%)**      (.27%)**       .74%**
                                                                             =========    =========     =========     =========
===============================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..........     $  19,901    $ 138,226     $ 104,251     $  15,035
Data:                                                                        =========    =========     =========     =========
                     Portfolio turnover ................................         19.40%       19.40%        19.40%        19.40%
                                                                             =========    =========     =========     =========
===============================================================================================================================

* Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares.
**    Annualized.
***   Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Amount is less than $(.01) per share.

      See Notes to Financial Statements.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

NOTES TO FINANCIAL STATEMENTS

Merrill Lynch Core Principal Protected Fund
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

Merrill Lynch Core Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund invests a portion of its assets in the Master Large Cap Core Portfolio (the "Portfolio") of Master Large Cap Series Trust. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2003 was 11.3%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after this date. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Securities that are traded on stock exchanges or Nasdaq National are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

Merrill Lynch Core Principal Protected Fund
--------------------------------------------------------------------------------

volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Security transactions, investment income and expenses -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Investment transactions in the Portfolio are accounted for on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreements and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

Merrill Lynch Core Principal Protected Fund
--------------------------------------------------------------------------------

to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .75% of the Fund's average daily net assets. FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable. For the six months ended April 30, 2003, FAM earned fees of $348,670, of which $85,195 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

-------------------------------------------------------------------------------
                                                  Account          Distribution
                                              Maintenance Fee          Fee
-------------------------------------------------------------------------------
Class A ..............................              .25%               --
Class B ..............................              .25%               .75%
Class C ..............................              .25%               .75%
-------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

The Trust, on behalf of the Fund, and FAM have entered into a Financial Warranty Agreement with Ambac Assurance Corporation ("Ambac"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to Ambac, under the Financial Warranty Agreement, an annual fee equal to .625% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, Ambac will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the period February 28, 2003 to April 30, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ............................              $ 38,711              $690,440
Class I ............................              $  2,442              $ 40,216
--------------------------------------------------------------------------------

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, FDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period February 28, 2003 to April 30, 2003 were $325,345,804 and $53,512,204, respectively.

Net realized losses for the period February 28, 2003 to April 30, 2003 and net unrealized gains (losses) as of April 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                   Losses         Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................        $  (515,007)       $(1,560,662)
Investments in the Portfolio ...........         (1,131,119)         8,390,091
                                                -----------        -----------
Total ..................................        $(1,646,126)       $ 6,829,429
                                                ===========        ===========
--------------------------------------------------------------------------------

As of April 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $6,829,429, of which $8,390,091 related to appreciated securities and $1,560,662 related to depreciated securities. At April 30, 2002, the aggregate cost of investments for Federal income tax purposes was $271,181,226.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

Merrill Lynch Core Principal Protected Fund
--------------------------------------------------------------------------------

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $272,304,881 for the period February 28, 2003 to April 30, 2003.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the
Period February 28, 2003+                                             Dollar
to April 30, 2003++                           Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................              1,988,596           $  19,884,086
Shares redeemed ................                (37,246)               (372,050)
                                          -------------           -------------
Net increase ...................              1,951,350           $  19,512,036
                                          =============           =============
--------------------------------------------------------------------------------
+     Commencement of Operations.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the
Period February 28, 2003+                                             Dollar
to April 30, 2003                             Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................             13,955,048           $ 139,540,407
Shares redeemed ................               (384,471)             (3,831,251)
                                          -------------           -------------
Net increase ...................             13,570,577           $ 135,709,156
                                          =============           =============
--------------------------------------------------------------------------------
+     Commencement of Operations.

--------------------------------------------------------------------------------
Class C Shares for the
Period February 28, 2003+                                             Dollar
to April 30, 2003                             Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................             10,405,734           $ 104,056,138
Shares redeemed ................               (170,680)             (1,707,262)
                                          -------------           -------------
Net increase ...................             10,235,054           $ 102,348,876
                                          =============           =============
--------------------------------------------------------------------------------
+     Commencement of Operations.

--------------------------------------------------------------------------------
Class I Shares for the
Period February 28, 2003+                                             Dollar
to April 30, 2003++                           Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ....................              1,541,171           $  15,411,337
Shares redeemed ................                (67,622)               (676,524)
                                          -------------           -------------
Net increase ...................              1,473,549           $  14,734,813
                                          =============           =============
--------------------------------------------------------------------------------
+     Commencement of Operations.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the credit agreement during the period February 28, 2003 to April 30, 2003.

OFFICERS AND TRUSTEES OF THE PROTECTED TRUST

Terry K. Glenn, President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
Todd Goodwin, Trustee
George W. Holbrook, Jr., Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

Master Large Cap Core Portfolio
========================================================================================================================
                                                                                                              Percent of
Industry*                   Shares Held            Common Stocks                                     Value    Net Assets
========================================================================================================================
Consumer Discretionary
========================================================================================================================
Hotels, Restaurants            361,000    Applebee's International, Inc.                          $ 9,891,400     0.9%
& Leisure                      330,000   +GTECH Holdings Corporation                               11,111,100     1.0
                               134,000   +International Game Technology                            11,564,200     1.1
                               370,000   +Mandalay Resort Group                                     9,775,400     0.9
------------------------------------------------------------------------------------------------------------------------
Household Durables             546,000   +American Greetings Corporation (Class A)                  7,949,760     0.7
                               170,000    Centex Corporation                                       11,223,400     1.0
                               191,000    Fortune Brands, Inc.                                      9,244,400     0.8
                                30,000   +NVR, Inc.                                                10,732,500     1.0
                               111,000    Pulte Corporation                                         6,436,890     0.6
                               210,000    The Ryland Group, Inc.                                   11,388,300     1.0
------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail       13,000   +eBay Inc.                                                 1,206,010     0.1
------------------------------------------------------------------------------------------------------------------------
Leisure Equipment              250,000    Hasbro, Inc.                                              4,000,000     0.4
& Products                     550,000    Mattel, Inc.                                             11,957,000     1.1
------------------------------------------------------------------------------------------------------------------------
Multiline Retail               600,000    J.C. Penney Company, Inc.                                10,236,000     1.0
                               150,000    Wal-Mart Stores, Inc.                                     8,448,000     0.8
------------------------------------------------------------------------------------------------------------------------
Specialty Retail               350,000   +Abercrombie & Fitch Co. (Class A)                        11,508,000     1.1
                               810,000   +AutoNation, Inc.                                         11,218,500     1.0
                               634,000    The Gap, Inc.                                            10,543,420     1.0
                               620,000   +Staples, Inc.                                            11,804,800     1.1
------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &            270,000   +Coach, Inc.                                              11,747,700     1.1
Luxury Goods                   350,000    Liz Claiborne, Inc.                                      11,385,500     1.0
                               350,000   +Reebok International Ltd.                                10,871,000     1.0
                                46,000   +The Timberland Company (Class A)                          2,299,540     0.2
========================================================================================================================
                                          Total Consumer Discretionary (Cost--$195,239,492)       216,542,820    19.9
========================================================================================================================
Consumer Staples
========================================================================================================================
Beverages                      419,000    Coca-Cola Enterprises Inc.                                8,166,310     0.7
                                50,000   +Constellation Brands, Inc. (Class A)                      1,340,500     0.2
------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing       159,000   +Whole Foods Market, Inc.                                  9,438,240     0.9
------------------------------------------------------------------------------------------------------------------------
Food Products                  260,000   +Dean Foods Company                                       11,317,800     1.0
------------------------------------------------------------------------------------------------------------------------
Household Products              50,000    The Procter & Gamble Company                              4,492,500     0.4
========================================================================================================================
                                          Total Consumer Staples (Cost--$30,851,413)               34,755,350     3.2
========================================================================================================================
Energy
========================================================================================================================
Oil & Gas                      560,000    Exxon Mobil Corporation                                  19,712,000     1.9
                               520,000    Marathon Oil Corporation                                 11,840,400     1.1
                               150,000    Pogo Producing Company                                    5,940,000     0.5
                                70,000    Sunoco, Inc.                                              2,604,700     0.2
========================================================================================================================
                                          Total Energy (Cost--$40,325,423)                         40,097,100     3.7
========================================================================================================================
Financials
========================================================================================================================
Commercial Banks               282,000    Bank of America Corporation                              20,882,100     1.9
                               184,000    Banknorth Group, Inc.                                     4,393,920     0.4
                                46,000    First Tennessee National Corporation                      2,014,800     0.2
                                71,000    Golden West Financial Corporation                         5,354,820     0.5
                               243,000    GreenPoint Financial Corp.                               11,605,680     1.1
                                87,000    Independence Community Bank Corp.                         2,275,050     0.2
                               360,000    New York Community Bancorp, Inc.                         12,499,200     1.1
                                70,000    Popular, Inc.                                             2,557,800     0.2

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Large Cap Core Portfolio (continued)
========================================================================================================================
                                                                                                              Percent of
Industry*                   Shares Held            Common Stocks                                     Value    Net Assets
========================================================================================================================
Financials (concluded)
========================================================================================================================
Commercial Banks               676,000    U.S. Bancorp                                           $ 14,973,400     1.4%
(concluded)                    190,000    Wachovia Corporation                                      7,259,900     0.7
                                55,000    Washington Federal, Inc.                                  1,199,000     0.1
                               409,000    Washington Mutual, Inc.                                  16,155,500     1.5
------------------------------------------------------------------------------------------------------------------------
Diversified Financial          160,000    The Bear Stearns Companies Inc.                          10,694,400     1.0
Services                       375,000    Citigroup Inc.                                           14,718,750     1.3
                               170,000    Countrywide Credit Industries, Inc.                      11,492,000     1.1
                               270,000    Fannie Mae                                               19,545,300     1.8
                               620,000    J.P. Morgan Chase & Co.                                  18,197,000     1.7
------------------------------------------------------------------------------------------------------------------------
Insurance                      100,000    American International Group, Inc.                        5,795,000     0.5
                               140,000    Berkley (W.R.) Corporation                                6,501,600     0.6
                               270,000    MetLife, Inc.                                             7,757,100     0.7
========================================================================================================================
                                          Total Financials (Cost--$175,580,623)                   195,872,320    18.0
========================================================================================================================
Health Care
========================================================================================================================
Biotechnology                  110,000   +Invitrogen Corporation                                    3,597,000     0.3
------------------------------------------------------------------------------------------------------------------------
Health Care Equipment          300,000    Bausch & Lomb Incorporated                               10,548,000     1.0
& Supplies                     180,000    C.R. Bard, Inc.                                          11,408,400     1.0
                                35,000    DENTSPLY International Inc.                               1,310,750     0.1
                               323,000   +Fisher Scientific International Inc.                      9,305,630     0.9
                               313,000   +STERIS Corporation                                        7,105,100     0.7
                                77,000    Stryker Corporation                                       5,159,770     0.5
                               198,000   +Varian Medical Systems, Inc.                             10,664,280     1.0
------------------------------------------------------------------------------------------------------------------------
Health Care Providers          390,000   +AdvancePCS                                               11,723,400     1.1
& Services                     214,000    Aetna Inc. (New Shares)                                  10,657,200     1.0
                               361,000   +DaVita, Inc.                                              7,443,820     0.7
                                75,000   +Express Scripts, Inc. (Class A)                           4,422,000     0.4
                               640,000   +Humana Inc.                                               7,072,000     0.6
                               296,000    Omnicare, Inc.                                            7,849,920     0.7
                               286,000   +Oxford Health Plans, Inc.                                 8,371,220     0.8
                               570,000   +Service Corporation International                         1,926,600     0.2
                               140,000   +WellPoint Health Networks Inc.                           10,631,600     1.0
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                179,000   +Barr Laboratories, Inc.                                   9,952,400     0.9
                               220,000   +Forest Laboratories, Inc.                                11,378,400     1.0
                               200,000    Johnson & Johnson                                        11,272,000     1.0
                               200,000   +Medicis Pharmaceutical (Class A)                         11,528,000     1.1
                               470,000    Merck & Co., Inc.                                        27,344,600     2.4
                               665,000    Pfizer Inc.                                              20,448,750     1.9
                               370,000   +Watson Pharmaceuticals, Inc.                             10,755,900     1.0
========================================================================================================================
                                          Total Health Care (Cost--$218,201,964)                  231,876,740    21.3
========================================================================================================================
Industrials
========================================================================================================================
Air Freight & Logistics        250,000    Ryder System, Inc.                                        6,210,000     0.6
------------------------------------------------------------------------------------------------------------------------
Commercial Services            193,000   +Apollo Group, Inc. (Class A)                             10,460,407     1.0
& Supplies                      91,000   +Career Education Corporation                              5,471,830     0.5
                               430,000   +CheckFree Corp.                                          11,855,100     1.0
                               380,000    First Data Corporation                                   14,907,400     1.4
                               255,000    H & R Block, Inc.                                         9,848,100     0.9
------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

Master Large Cap Core Portfolio (continued)
========================================================================================================================
                                                                                                              Percent of
Industry*                   Shares Held            Common Stocks                                     Value    Net Assets
========================================================================================================================
Industrials (concluded)
========================================================================================================================
Industrial Conglomerates       870,000    General Electric Company                               $ 25,621,500     2.4%
------------------------------------------------------------------------------------------------------------------------
Oil & Gas                      300,000    Valero Energy Corporation                                11,025,000     1.0
------------------------------------------------------------------------------------------------------------------------
Road & Rail                    560,000    Norfolk Southern Corporation                             11,877,600     1.1
========================================================================================================================
                                          Total Industrials (Cost--$101,375,237)                  107,276,937     9.9
========================================================================================================================
Information Technology
========================================================================================================================
Communications                 470,000   +Advanced Fibre Communications, Inc.                       7,191,000     0.7
Equipment                      194,000   +Cisco Systems, Inc.                                       2,917,760     0.3
                               450,000   +Emulex Corporation                                        9,220,500     0.8
                             1,086,000   +Juniper Networks, Inc.                                   11,098,920     1.0
                               410,000    QUALCOMM Inc.                                            13,074,900     1.2
                               530,000   +UTStarcom, Inc.                                          11,538,630     1.1
------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals        558,000   +Dell Computer Corporation                                16,131,780     1.5
                             1,010,000    Hewlett-Packard Company                                  16,463,000     1.5
                                86,000    International Business Machines Corporation               7,301,400     0.7
                               170,000   +Lexmark International Group, Inc. (Class A)              12,666,700     1.2
                               504,000   +Storage Technology Corporation                           12,458,880     1.1
------------------------------------------------------------------------------------------------------------------------
Electronic Equipment           364,000   +Thermo Electron Corporation                               6,613,880     0.6
& Instruments
------------------------------------------------------------------------------------------------------------------------
IT Services                    530,000   +Unisys Corporation                                        5,512,000     0.5
------------------------------------------------------------------------------------------------------------------------
Office Electronics           1,260,000   +Xerox Corporation                                        12,423,600     1.1
------------------------------------------------------------------------------------------------------------------------
Semiconductors &               270,000    Intel Corporation                                         4,968,000     0.5
Semiconductor Equipment
------------------------------------------------------------------------------------------------------------------------
Software                     1,010,000   +BEA Systems, Inc.                                        10,817,100     1.0
                               670,000   +BMC Software, Inc.                                        9,996,400     0.9
                                43,000    Fair, Isaac and Company, Incorporated                     2,239,440     0.2
                               180,000   +Macromedia, Inc.                                          2,269,800     0.2
                               700,000    Microsoft Corporation                                    17,899,000     1.7
                               167,000   +Oracle Corporation                                        1,983,960     0.2
                               280,000   +Symantec Corporation                                     12,306,000     1.1
                               120,000   +Synopsys, Inc.                                            5,836,800     0.5
========================================================================================================================
                                          Total Information Technology (Cost--$204,658,562)       212,929,450    19.6
========================================================================================================================
Telecommunication Services
========================================================================================================================
Diversified                  1,050,000    Sprint Corporation                                       12,085,500     1.1
Telecommunication               50,000    Verizon Communications                                    1,869,000     0.2
Services
------------------------------------------------------------------------------------------------------------------------
Wireless                       357,000   +Nextel Communications, Inc. (Class A)                     5,280,030     0.4
Telecommunication            2,380,000   +Sprint Corp. (PCS Group)                                  8,330,000     0.8
Services
========================================================================================================================
                                          Total Telecommunication Services (Cost--$31,219,883)     27,564,530     2.5
========================================================================================================================

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

Master Large Cap Core Portfolio (concluded)
========================================================================================================================
                            Shares Held/                                                                      Percent of
Industry*              Beneficial Interest         Common Stocks                                     Value    Net Assets
========================================================================================================================
Materials
========================================================================================================================
Containers & Packaging         182,000    Ball Corporation                                     $   10,221,120     0.9%
                               413,000   +Pactiv Corporation                                        8,474,760     0.8
========================================================================================================================
                                          Total Materials (Cost--$16,893,054)                      18,695,880     1.7
========================================================================================================================
                                          Total Common Stocks (Cost--$1,014,345,651)            1,085,611,127    99.8
========================================================================================================================
                                                 Short-Term Securities
========================================================================================================================
                          $    661,873    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                          Series I (a)                                                661,873     0.0
                           149,410,532    Merrill Lynch Liquidity Series, LLC Money Market
                                          Series (a)(b)                                           149,410,532    13.7
                            99,607,018    Merrill Lynch Premier Institutional Fund (a)(b)          99,607,018     9.2
========================================================================================================================
                                          Total Short-Term Securities (Cost--$249,679,423)        249,679,423    22.9
========================================================================================================================
Total Investments (Cost--$1,264,025,074)                                                        1,335,290,550   122.7

Liabilities in Excess of Other Assets                                                            (247,006,054)  (22.7)
                                                                                               --------------   -----
Net Assets                                                                                     $1,088,284,496   100.0%
                                                                                               ==============   =====
========================================================================================================================

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                       Dividend/
                                                          Net          Interest
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash
      Sweep Series I                                 $    661,873       $22,575
      Merrill Lynch Liquidity Series, LLC Money
      Market Series                                   149,410,532        42,447
      Merrill Lynch Premier Institutional Fund         99,607,018        36,432
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

FINANCIAL INFORMATION

                                                 Master Large Cap Core Portfolio

Statement of Assets and Liabilities as of April 30, 2003

Assets:                Investments, at value (including securities loaned of $241,818,321)
                       (identified cost--$1,264,025,074) .................................                   $ 1,335,290,550
                       Cash ..............................................................                           601,967
                       Receivables:
                          Securities sold ................................................    $ 8,310,642
                          Contributions ..................................................      4,015,596
                          Dividends ......................................................        447,440
                          Interest .......................................................          6,207
                          Securities lending--net ........................................          5,303         12,785,188
                                                                                              -----------

                       Prepaid expenses and other assets .................................                            34,598
                                                                                                             ---------------
                       Total assets ......................................................                     1,348,712,303
                                                                                                             ---------------
============================================================================================================================
Liabilities:           Collateral on securities loaned, at value .........................                       249,017,550
                       Payables:
                          Securities purchased ...........................................      9,313,345
                          Withdrawals ....................................................      1,565,648
                          Investment adviser .............................................        466,577
                          Other liabilities ..............................................          7,416         11,352,986
                                                                                              -----------

                       Accrued expenses and other liabilities ............................                            57,271
                                                                                                             ---------------
                       Total liabilities .................................................                       260,427,807
                                                                                                             ---------------
============================================================================================================================
Net Assets:            Net assets ........................................................                   $ 1,088,284,496
                                                                                                             ===============
============================================================================================================================
Net Assets             Investors' capital ................................................                   $ 1,017,019,020
Consist of:            Unrealized appreciation on investments--net .......................                        71,265,476
                                                                                                             ---------------
                       Net assets ........................................................                   $ 1,088,284,496
                                                                                                             ===============
============================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

                                                 Master Large Cap Core Portfolio

Statement of Operations for the Six Months Ended April 30, 2003

Investment             Dividends (net of $2,560 foreign withholding tax) .................                   $     5,116,582
Income:                Interest ..........................................................                            23,255
                       Securities lending--net ...........................................                            78,879
                                                                                                             ---------------
                       Total income ......................................................                         5,218,716
                                                                                                             ---------------
============================================================================================================================
Expenses:              Investment advisory fees ..........................................    $ 2,288,116
                       Accounting services ...............................................        171,815
                       Custodian fees ....................................................         39,251
                       Professional fees .................................................         27,217
                       Trustees' fees and expenses .......................................         19,797
                       Pricing fees ......................................................            495
                       Other .............................................................          7,952
                                                                                              -----------
                       Total expenses ....................................................                         2,554,643
                                                                                                             ---------------
                       Investment income--net ............................................                         2,664,073
                                                                                                             ---------------
============================================================================================================================
Realized & Unreal-     Realized loss on investments--net .................................                       (56,255,353)
ized Gain (Loss) on    Change in unrealized appreciation/depreciation on investments--net                         72,348,209
Investments--Net:                                                                                            ---------------
                       Total realized and unrealized gain on investments--net ............                        16,092,856
                                                                                                             ---------------
                       Net Increase in Net Assets Resulting from Operations ..............                   $    18,756,929
                                                                                                             ===============
============================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

FINANCIAL INFORMATION (concluded)

                                                 Master Large Cap Core Portfolio

Statements of Changes in Net Assets

                                                                                                For the Six            For the
                                                                                               Months Ended          Year Ended
                                                                                                 April 30,           October 31,
Increase (Decrease) in Net Assets:                                                                 2003                 2002
=================================================================================================================================
Operations:             Investment income--net ...........................................    $     2,664,073     $     5,341,068
                        Realized loss on investments--net ................................        (56,255,353)       (128,219,700)
                        Change in unrealized appreciation/depreciation on investments--net         72,348,209          56,457,791
                                                                                              ---------------     ---------------
                        Net increase (decrease) in net assets resulting from operations ..         18,756,929         (66,420,841)
                                                                                              ---------------     ---------------
=================================================================================================================================
Capital Transactions:   Proceeds from contributions ......................................        342,272,578         272,000,014
                        Fair value of net asset contributions ............................                 --         269,997,441
                        Fair value of withdrawals ........................................       (146,448,959)        (14,709,088)
                                                                                              ---------------     ---------------
                        Net increase in net assets derived from capital transactions .....        195,823,619         527,288,367
                                                                                              ---------------     ---------------
=================================================================================================================================
Net Assets:             Total increase in net assets .....................................        214,580,548         460,867,526
                        Beginning of period ..............................................        873,703,948         412,836,422
                                                                                              ---------------     ---------------
                        End of period ....................................................    $ 1,088,284,496     $   873,703,948
                                                                                              ===============     ===============
=================================================================================================================================

      See Notes to Financial Statements.

                                                 Master Large Cap Core Portfolio

Financial Highlights

                                                                                                                       For the
                                                                                                                        Period
                                                                    For the Six           For the Year Ended           Dec. 22,
                                                                    Months Ended              October 31,              1999+ to
The following ratios have been derived from                           April 30,    ------------------------------      Oct. 31,
information provided in the financial statements.                       2003            2002             2001            2000
=================================================================================================================================
Total Investment     Total investment return ................               1.24%          (8.13%)             --              --
Return:**                                                          -------------   -------------    -------------   -------------
=================================================================================================================================
Ratios to Average    Expenses, net of reimbursement .........                .56%*           .57%             .67%           1.09%*
Net Assets:                                                        =============   =============    =============   =============
                     Expenses ...............................                .56%*           .57%             .67%           1.17%*
                                                                   =============   =============    =============   =============
                     Investment income (loss)--net ..........                .58%*           .83%             .59%           (.20%)*
                                                                   =============   =============    =============   =============
=================================================================================================================================
Supplemental         Net assets, end of period (in thousands)      $   1,088,284   $     873,704    $     412,836   $     186,265
Data:                                                              =============   =============    =============   =============
                     Portfolio turnover .....................              59.37%         150.18%          162.28%          79.18%
                                                                   =============   =============    =============   =============
=================================================================================================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

NOTES TO FINANCIAL STATEMENTS

Master Large Cap Core Portfolio
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or Nasdaq National are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees. Occasionally, events affecting the values of the securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

Master Large Cap Core Portfolio
--------------------------------------------------------------------------------

o Forward foreign exchange contracts -- The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at an annual rate of .50% of the average daily net assets

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

Master Large Cap Core Portfolio
--------------------------------------------------------------------------------

not exceeding $1 billion and .45% of average daily net assets in excess of $1 billion.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of April 30, 2003, the Portfolio lent securities with a value of $65,176,225 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended April 30, 2003, MLIM, LLC received $34,485 in securities lending agent fees.

For the six months ended April 30, 2003, the Portfolio reimbursed FAM $10,958 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2003 were $744,780,077 and $548,242,667, respectively.

Net realized losses for the six months ended April 30, 2003 and net unrealized gains as of April 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                Realized             Unrealized
                                                 Losses                 Gains
--------------------------------------------------------------------------------
Long-term investments ...............         $(56,255,353)         $ 71,265,476
                                              ------------          ------------
Total ...............................         $(56,255,353)         $ 71,265,476
                                              ============          ============
--------------------------------------------------------------------------------

As of April 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $52,178,308, of which $90,249,011 related to appreciated securities and $38,070,703 related to depreciated securities. At April 30, 2003, the aggregate cost of investments for Federal income tax purposes was $1,283,112,242.

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended April 30, 2003.

Merrill Lynch Core Principal Protected Fund                       April 30, 2003

PORTFOLIO INFORMATION

As of April 30, 2003

                                                                    Percent of
Ten Largest Equity Holdings                                         Net Assets
------------------------------------------------------------------------------
Merck & Co., Inc. ...............................................      2.4%
General Electric Company ........................................      2.4
Bank of America Corporation .....................................      1.9
Pfizer Inc. .....................................................      1.9
Exxon Mobil Corporation .........................................      1.9
Fannie Mae ......................................................      1.8
J.P. Morgan Chase & Co. .........................................      1.7
Microsoft Corporation ...........................................      1.7
Hewlett-Packard Company .........................................      1.5
Washington Mutual, Inc. .........................................      1.5
------------------------------------------------------------------------------

                                                                    Percent of
Five Largest Industries*                                            Net Assets
------------------------------------------------------------------------------
Pharmaceuticals .................................................      9.3%
Commercial Banks ................................................      9.3
Diversified Financial Services ..................................      6.9
Health Care Providers & Services ................................      6.5
Computers & Peripherals .........................................      6.0
------------------------------------------------------------------------------
* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

OFFICERS AND TRUSTEES OF THE MASTER TRUST

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Robert C. Doll, Jr., Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Acting Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

[LOGO] Merrill Lynch Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Core Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper               #CPP--4/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Merrill Lynch Core Principal Protected Fund


            By: /s/ Terry K. Glenn
                ---------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Core Principal Protected Fund

            Date: June 23, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


            By: /s/ Terry K. Glenn
                ---------------------------
                Terry K. Glenn,
                President of
                Merrill Lynch Core Principal Protected Fund

            Date: June 23, 2003


            By: /s/ Donald C. Burke
                ---------------------------
                Donald C. Burke,
                Chief Financial Officer of
                Merrill Lynch Core Principal Protected Fund

            Date: June 23, 2003

            Attached hereto as an exhibit are the certifications pursuant to
            Section 906 of the Sarbanes-Oxley Act.